Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provisions and other current liabilities [abstract]
Taxes other than income taxes	$ 619	$ 749
Restructuring provisions	345	459
Accrued expenses for goods and services received but not invoiced	1,089	1,167
Accruals for royalties	752	732
Accrued interests on financial debt	127	133
Provisions for deductions from revenue	6,481	6,256	$ 5,595	$ 5,262
Accurals for compensation and benefits including social security	2,260	2,286
Environmental remediation liabilities	49	167	122
Current deferred income other than current contract liabilities	123	56
Provisions for product liabilities, governmental investigations and other legal matters	56	306	1,169
Accrued share-based payments	253	269	$ 326
Contingent considerations	119	62
Commitment for repurchase own shares	2,809	1,769
Other payables	588	716
Total provisions and other current liabilities	$ 15,670	$ 15,127